UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/13

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Corporate Restricted Securities - 91.99%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 79.31%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$2,779,614	10/17/12	$2,729,744	$2,785,229
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	94,861
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	245,450	259,679
			3,002,467	3,139,769
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	323,077	493,455
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	246,727
			443,068	740,182
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	372,010

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	4,128 uts.	*	147,972	279,962
Limited Liability Company Unit Class B (B)	2,793 uts.	10/09/09	100,114	189,422
* 10/09/09 and 10/27/10.			248,086	469,384

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	367,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	—
Common Stock (B)	105,000 shs.	05/15/08	105,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	—
			1,564,893	367,500
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,200,000	08/01/12	1,087,040	1,188,423
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	300,000
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	53,794 shs.	08/01/12	101,870	53,794
			1,488,910	1,542,217

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	64 uts.	11/09/12	$—	$—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$2,723,077	12/07/12	2,685,960	2,545,430
Limited Liability Company Unit (B)	3,434 uts.	12/07/12	343,385	233,962
			3,029,345	2,779,392
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	796 shs.	12/27/07	393,754	1,712,104
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	112,943
			434,554	1,825,047
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
Common Stock (B)	1,347 shs.	09/26/08	134,683	265,873
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	189,092
			222,676	454,965
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$2,337,496	*	2,329,989	2,337,496
Preferred Class A Unit (B)	3,223 uts.	**	322,300	510,756
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	349,454
Common Class B Unit (B)	30,420 uts.	01/22/04	1	—
Common Class D Unit (B)	6,980 uts.	09/12/06	1	—
* 01/22/04 and 06/09/08.			2,804,917	3,197,706
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$2,788,463	10/04/12	2,738,733	2,807,476
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	272,727	272,730
			3,011,460	3,080,206

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	1,760,473	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	449,629
Common Stock (B)	1,366 shs.	04/28/09	1,366	197,445
			2,068,346	2,559,574

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,362,152	12/21/11	$2,313,145	$2,354,493
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	95,142
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	741,888
			3,063,145	3,191,523
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$2,620,461	05/21/13	2,569,991	2,593,349
Preferred Stock (B)	58 shs.	05/21/13	579,208	584,348
Common Stock (B)	58 shs.	05/21/13	64,356	104,324
			3,213,555	3,282,021
Arrow Tru-Line Holdings, Inc
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$1,473,588	05/18/05	1,364,577	1,473,588
Preferred Stock (B)	63 shs.	10/16/09	62,756	169,983
Common Stock (B)	497 shs.	05/18/05	497,340	10,246
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	2,686
			2,036,801	1,656,503
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,826,634	04/20/12	2,778,864	2,883,167
Common Stock (B)	2,261 shs.	04/20/12	226,132	389,363
			3,004,996	3,272,530
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$714,893	10/12/12	702,374	705,849
13% Senior Subordinated Note due 2019	$721,869	10/12/12	673,569	709,110
Common Stock (B)	114,894 shs.	10/12/12	114,894	124,713
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	49,373
			1,536,323	1,589,045
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$2,548,402	10/17/12	2,503,822	2,463,668
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	82,014
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	435,110
			3,003,822	2,980,792

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	$2,261,617	$2,167,513
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	119,664
Common Stock (B)	1 sh.	06/30/06	286	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	42,056
			2,622,126	2,329,233
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$140,788	08/07/08	140,287	140,788
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	724,336	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	137,058
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	107,766
			995,568	1,136,484
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,230,142
*12/30/97 and 05/29/99.

CG Holdings Manufacturing Company
A coating provider in the fragmented North American market, serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$2,727,273	05/09/13	2,572,468	2,743,442
Preferred Stock (B)	2,455 shs.	05/09/13	245,454	242,234
Preferred Stock-OID (B)	965 shs.	05/09/13	96,496	95,242
Common Stock (B)	253 shs.	05/09/13	27,273	16,882
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	114 shs.	05/09/13	10,736	7,615
			2,952,427	3,105,415
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,226,881	01/19/11	2,133,210	2,271,418
14% Senior Subordinated Note due 2019	$575,843	08/03/12	565,790	577,893
Common Stock (B)	1,125 shs.	01/19/11	112,500	141,748
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	111,422
			2,899,250	3,102,481

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fare Value

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,236,726	03/26/12	$1,202,900	$1,229,501
Common Stock (B)	3,981 shs.	*	398,100	348,713
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	15,066
*03/26/12, 05/25/12 and 06/19/12.			1,618,220	1,593,280

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	399,942

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,433,979
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	95,396
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	73,946
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,365,306
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	—
			1,627,594	2,968,627
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	539,611
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	222,727
Common Stock (B)	718 shs.	07/05/07	7	—
Limited Partnership Interest (B)	12.64% int.	*	189,586	—
*08/12/04 and 01/14/05.			1,126,488	762,338

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2015, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	504,919

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,950,750	08/21/08	1,872,920	1,950,750
Common Stock (B)	255,000 shs.	08/21/08	255,000	296,984
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	158,472
			2,322,746	2,406,206

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	296 shs.	10/27/09	$295,550	$391,597
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	286,116
Common Stock (B)	72 shs.	10/27/09	72,238	140,863
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	102,917
			613,548	921,493
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$3,157,964	05/04/12	3,104,395	2,997,552
Preferred Stock (B)	61 shs.	05/04/12	605,841	638,116
Common Stock (B)	61 shs.	05/04/12	67,316	116,349
			3,777,552	3,752,017
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$135,000	11/01/06	134,968	134,781
13% Senior Subordinated Note due 2014	$855,000	11/01/06	834,563	845,668
Common Stock (B)	180,000 shs.	11/01/06	180,000	42,105
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	13,220
			1,227,691	1,035,774
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	660 shs.	01/08/08	329,990	474,193

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,590,968	2,801,525
Common Stock (B)	150 shs.	02/01/10	150,000	178,105
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	424,661
			3,062,268	3,404,291
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,816,026	03/01/12	2,769,803	2,803,376
Common Stock (B)	122 shs.	03/01/12	272,727	186,897
			3,042,530	2,990,273

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 2019	$1,156,249	07/26/13	$1,133,674	$1,146,861
Common Stock	3,069 shs.	07/26/13	306,947	291,600
			1,440,621	1,438,461
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,763,034	09/27/10	$2,730,726	$2,763,034
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	575,305
Limited Liability Company Unit (B)	512 uts.	09/27/10	51,220	60,783
			2,956,981	3,399,122
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
13.25% Senior Subordinated Note due 2018	$2,618,849	05/02/13	2,594,371	2,619,738
14.25% Senior Subordinated Note due 2018	$684,253	02/29/12	684,437	684,936
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	965,064
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	120,990
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	105,338
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	155,546
			3,909,089	4,651,612

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$1,146,937	04/13/06	908,339	1,146,937
14% Senior Subordinated Note due 2015 (D)	$756,489	04/13/06	509,089	71,448
			1,417,428	1,218,385
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	1,959,742

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	5,276
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	193,124
			184,049	198,400

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$2,744,223	03/27/13	$2,692,943	$2,683,766
Common Stock (B)	2,835 shs.	03/27/13	283,465	255,815
			2,976,408	2,939,581
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
14% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	—
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	—
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	—
			2,330,066	—
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	—
Preferred Stock (B)	40 shs.	*	40,476	—
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	—
Common Stock (B)	340 shs.	02/10/06	340,000	—
Common Stock Class C (B)	560 shs.	10/15/09	—	—
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	—
* 09/18/07 and 06/27/08.			2,546,276	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,304,294	1,426,153
Common Stock (B)	115 shs.	11/14/11	115,385	278,219
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	199,182
			1,496,467	1,903,554
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,162,178	03/09/12	2,126,604	2,058,848
Common Stock (B)	1,552 shs.	03/09/12	155,172	43,018
			2,281,776	2,101,866

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$1,687,500	04/15/13	$1,583,549	$1,663,751
Limited Liability Company Unit (B)	563 uts.	04/15/13	562,500	540,480
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	89,224 shs.	04/15/13	77,625	64,215
			2,223,674	2,268,446
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	159,411
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	506,893
* 06/30/04 and 08/19/04.			262,243	666,304

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,075,581	08/19/08	1,998,219	2,003,761
Common Stock (B)	474 shs.	08/19/08	474,419	134,705
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	34,816
			2,586,411	2,173,282
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,782,844	09/27/12	2,733,256	2,750,718
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	296,165
Common Stock (B)	2,185 shs.	09/27/12	2,185	18,678
			3,005,983	3,065,561
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	279 shs.	10/27/11	278,561	479,312

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	$2,689	$574,999

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	495 shs.	12/20/10	495,000	670,204
Preferred Stock B (B)	0.17 shs.	12/20/10	—	226
Common Stock (B)	100 shs.	12/20/10	5,000	144,730
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,930	52,479
			816,930	867,639
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$2,524,413	12/05/12	2,478,395	2,457,881
Limited Liability Company Unit (B)	521,739 uts.	12/05/12	521,739	405,200
			3,000,134	2,863,081
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$3,428,236	12/23/11	3,352,154	3,434,749
Preferred Stock Series A (B)	305 shs.	12/23/11	119,662	350,273
Preferred Stock Series B (B)	86 shs.	12/23/11	—	99,140
Common Stock (B)	391 shs.	12/23/11	19,565	148,046
			3,491,381	4,032,208
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
14% Senior Subordinated Note due 2017	$4,616,657	*	4,337,464	4,616,657
Common Stock (B)	134,210 shs.	05/25/06	134,210	71,438
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	43,837
* 05/25/06 and 04/12/11.			4,543,208	4,731,932

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	698,478 shs.	12/10/10	698,478	808,469

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	$55,435	$110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	93,563
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	20,258
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	—	26,920
			619,413	324,151
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
Common Stock (B)	315 shs.	08/15/11	315,057	440,018

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	30,066
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	32,473
			126,285	62,539
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	474,165
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	66,378
* 05/04/07 and 01/02/08.			357,495	540,543

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	1,151,081	1,259,914
15% Senior Subordinated Note due 2018	$331,003	10/05/10	326,482	317,117
Common Stock (B)	106 shs.	10/05/10	106,200	250,711
Common Stock Class B (B)	353 shs.	01/15/10	352,941	833,201
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	737,378
			2,220,442	3,398,321

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,347,005	09/20/11	$1,326,104	$1,373,945
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	391,987
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	—	23,563
			1,506,104	1,789,495
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,156,590	3,352,486
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,187,746
Common Stock (B)	487 shs.	03/01/11	48,677	138,913
Common Stock (B)	458 shs.	09/07/10	45,845	130,641
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	88,425
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	330,310
* 09/07/10 and 03/01/11.			3,814,349	5,228,521

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	126 uts.	08/29/08	125,519	164,715
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	57,198
Common Unit Class B (B)	472 uts.	08/29/08	120,064	21,283
			246,851	243,196
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	103,255	166,284
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	776,528
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	124,465
			525,506	1,067,277
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	1,253,454	1,285,794
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	515,379
			1,721,287	1,801,173

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fare Value

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$1,705,152	*	$1,635,166	$426,288
Preferred Stock Series A (B)	980 shs.	10/10/12	942,054	—
Common Stock (B)	450 shs.	*	450,000	—
Common Stock Series B (B)	1,128 shs.	10/10/12	11	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	—
* 08/12/05 and 09/11/06.			3,190,205	426,288

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$2,946,092	11/02/12	2,892,961	2,921,159
Common Stock (B)	107 shs.	11/02/12	107,143	88,370
			3,000,104	3,009,529
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,858,863	11/30/10	2,822,472	2,809,029
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	—	250,276
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	—	22,695
			2,822,472	3,082,000
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	809 shs.	12/20/12	578,174	191,426

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	1,941,101	1,904,
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	430,367
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	442,726
* 12/18/08 and 09/30/09.			3,362,784	2,777,829

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	$796,862	$411,497

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$1,469,573	11/05/10	1,378,600	1,484,269
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	64,003
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	129,669
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	—	686,666
			1,535,116	2,364,607
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,516,835	2,776,423
Limited Partnership Interest (B)	3,287 uts.	*	328,679	163,221
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	244,333
* 07/09/09 and 08/09/10.			3,337,530	3,183,977

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,485,674	2,675,845
Common Stock (B)	377 shs.	*	377,399	432,229
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	201,867
*02/02/11 and 06/30/11.			3,022,034	3,309,941

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	1,254,993	1,333,333
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	71,768
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	40,355
Common Stock (B)	1,032 shs.	06/04/10	1,032	—
			1,515,463	1,445,456
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,603,400
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	270,710
			742,916	1,874,110

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,099,620	12/21/10	$3,076,455	$3,130,617
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	625,928
Common Stock (B)	54 shs.	12/21/10	25,500	60,003
			3,442,673	3,816,548
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,913,806	12/20/10	2,875,402	2,865,521
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	311,247
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	311,247
			3,196,831	3,488,015
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$79,688	12/18/12	—	79,688

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$1,593,750	12/19/00	1,591,175	1,593,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	318,603
			1,856,800	1,912,353
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	—
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	—
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$2,715,353	11/29/12	2,656,377	2,635,905
Limited Liability Company Unit (B)	375,000 uts.	11/29/12	375,000	355,061
			3,031,377	2,990,966

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,690,010	06/03/10	$1,688,316	$1,690,010
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	234,498
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	24,227
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,456,238
			2,323,602	3,404,973
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	349,713

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$1,570,531	12/15/06	1,532,479	785,266
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	—
			1,946,772	785,266
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,464,878	*	3,413,252	3,446,881
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	532,162
* 10/21/11 and 08/03/12.			3,819,684	3,979,043

Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$1,434,652	12/11/12	1,409,351	1,416,460
Preferred Stock (B)	93,749 shs.	12/11/12	93,749	99,070
Common Stock (B)	94 shs.	12/11/12	9	25,506
			1,503,109	1,541,036
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$2,531,250	*	2,498,851	2,560,903
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	276,452
Common Stock (B)	2,949 shs.	03/30/12	29,492	—
* 03/30/12 and 05/16/13.			2,780,101	2,837,355

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	$1,560,231	$—

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$1,812,211	03/15/13	1,712,119	1,805,262
Common Stock (B)	181 shs.	03/15/13	181,221	176,348
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	72,040
			1,961,298	2,053,650
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	815,567
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	127,437	206,610
* 08/31/07 and 03/06/08.			620,933	1,022,177

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$2,682,486	11/12/10	2,569,323	2,709,311
Preferred Stock A (B)	3,395 shs.	11/12/10	301,503	231,420
Preferred Stock B (B)	1,575 shs.	11/12/10	—	107,388
Common Stock (B)	19,737 shs.	11/12/10	19,737	—
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	—
			2,895,981	3,048,119
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	2,727 shs.	12/01/11	272,727	293,877

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$2,267,934	12/15/09	2,047,754	2,202,533
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	88,098
			2,274,863	2,290,631

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30 shs.	10/23/08	$300,000	$461,808
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11 shs.	10/23/08	100,650	175,487
			400,650	637,295
Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$2,737,569	12/19/12	2,619,825	2,734,708
Common Stock (B)	284 shs.	12/19/12	283,688	283,829
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	83 shs.	12/19/12	76,435	83,351
			2,979,948	3,101,888
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,877,446	07/01/11	2,831,111	719,361
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	—
			3,059,248	719,361
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,053,453	12/14/10	2,930,568	2,986,344
14% Senior Subordinated PIK Note due 2017	$262,521	08/17/12	253,565	256,751
Common Stock (B)	115 shs.	12/14/10	114,504	44,201
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	43,139
			3,410,384	3,330,435
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$3,315,144	09/02/08	3,192,670	3,315,144
Preferred Stock Series D (B)	485 shs.	02/27/13	48,503	70,981
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	—
			3,366,389	3,386,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,066,407	*	$445,904	$—
Common Stock Class B	55 shs.	*	35,237	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	256,106	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	—
* 04/28/06 and 09/13/06.			796,288	—
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	2,147,354	2,455,561
Series B Preferred Stock (B)	182 shs.	03/31/10	—	255,023
Common Stock (B)	515 shs.	03/31/10	414,051	—
			2,561,405	2,710,584
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,706,184	1,329,754
Common Stock (B)	209 shs.	10/31/07	208,589	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	—
			2,002,380	1,329,754
Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 2019	$2,968,497	07/05/13	2,910,936	2,955,769
Limited Liability Company Unit Class A (B)	295,455 shs.	07/05/13	295,455	280,682
			3,206,391	3,236,451
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2016	$2,309,541	*	2,253,930	2,289,234
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	614,157
Common Stock (B)	742 shs.	*	800,860	—
Warrant, exercisable until 2017, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			3,455,856	2,903,391

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	11,775 uts.	02/28/11	$187,500	$444,176
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	95,563
			255,559	539,739
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	182,200	335,409
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	424,176
			393,936	759,585
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,984,024

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	725,465	727,759
13% Senior Subordinated Note due 2014	$648,530	05/17/07	638,512	648,530
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	142,933
Common Stock (B)	123,529 shs.	05/17/07	123,529	341,489
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	96,772
			1,615,080	1,957,483
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	348,058	—
Class C Unit (B)	850,000 uts.	10/29/09	780,572	830,485
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	—
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	—
* 07/19/04 and 10/29/09.			1,744,787	830,485

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$1,721,250	11/30/06	1,638,669	430,313
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,916,412	430,313

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	$210,924	$286,643
Common Stock (B)	1,058 shs.	06/08/10	1,058	16,381
			211,982	303,024
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,234,918	2,305,706
Common Stock (B)	616 shs.	12/16/10	616,438	331,182
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	88,990
			2,999,359	2,725,878
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	—
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	—
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	—
			1,335,347	—
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,674,405	11/03/11	2,632,545	2,718,631
Common Stock (B)	4,500 shs.	11/03/11	450,000	575,642
			3,082,545	3,294,273

Total Private Placement Investments (E)			$217,737,594	$216,053,007

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 12.68%:

Bonds - 12.63%
AAR Corporation	7.250%	01/15/22	$1,000,000	$1,071,923	$1,042,500
ADT Corporation	6.250	10/15/21	1,000,000	1,000,000	1,015,000
Calpine Corporation	7.500	02/15/21	675,000	691,553	717,187
Clarie’s Stores, Inc.	7.750	06/01/20	725,000	725,000	708,687
Commscope Holdings Inc.	6.625	06/01/20	500,000	501,248	497,500
Cooper-Standard Automotive	7.375	04/01/18	1,000,000	1,007,030	1,005,000
Cornerstone Chemical Company	9.375	03/15/18	750,000	768,903	785,625
Coeur d’Alene Mines Corporation	7.875	02/01/21	1,000,000	1,003,726	1,010,000
Energy Future Holdings	10.000	12/01/20	400,000	403,621	420,000
First Data Corporation	11.750	08/15/21	1,000,000	1,000,000	965,000
FMG Resources	7.000	11/01/15	750,000	765,945	772,500
FMG Resources	6.875	04/01/22	1,000,000	963,099	1,000,000
Forum Energy Technologies	6.250	10/01/21	325,000	325,000	327,031
Hercules Offshore, Inc.	7.500	10/01/21	1,000,000	1,000,000	1,000,000
Hilcorp Energy Company	7.625	04/15/21	725,000	697,233	775,750
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	1,000,000	1,000,000	1,002,500
Hovnanian Enterprises, Inc.	7.250	10/15/20	1,000,000	1,000,000	1,052,500
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,001,250
International Automotive Component	9.125	06/01/18	1,000,000	954,722	1,030,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,052,363	1,050,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,357,398	1,321,575
Lear Corporation	4.750	01/15/23	750,000	735,587	695,625
Linn Energy, LLC	8.625	04/15/20	1,000,000	1,009,896	1,033,750
MEG Energy Corporation	7.000	03/31/24	1,000,000	1,000,000	1,006,250
Magnum Hunter Resources Corporation	9.750	05/15/20	1,500,000	1,572,138	1,552,500
Meritor, Inc.	7.875	03/01/26	669,000	663,403	839,177
Midstates Petro Inc.	9.250	06/01/21	1,000,000	1,000,000	987,500
Milacron Financial	7.750	02/15/21	500,000	500,000	516,250
Mustang Merger Corporation	8.500	08/15/21	1,000,000	997,504	990,000
NXP BV/NXP Funding LLC	3.750	06/01/18	1,500,000	1,500,000	1,462,500
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,055,000
Pinnacle Operating Corporation	9.000	11/15/20	350,000	350,000	358,313
RKI Inc.	8.500	08/01/21	1,000,000	1,004,958	1,005,000
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	500,000	500,000	507,500
Sirius XM Radio Inc.	5.875	10/01/20	750,000	750,000	756,562
Sprint Corporation	7.875	09/15/23	1,000,000	1,000,000	1,020,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Univision Communications, Inc.	5.125%	05/15/23	$325,000	$325,000	$311,188
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,761	74,725
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,574	932,800
Welltec A/S	8.000	02/01/19	750,000	737,430	798,750
Total Bonds				33,886,015	34,402,995

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	—	—
Total Convertible Preferred Stock				—	—

Preferred Stock - 0.05%
Ally Financial			143	45,009	136,637
TherOX, Inc. (B)			103	—	—
Total Preferred Stock				45,009	136,637

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	—	—
Total Common Stock				—	—

Total Rule 144A Securities				33,931,024	34,539,632

Total Corporate Restricted Securities				$251,668,618	$250,592,639

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Corporate Public Securities -12.89%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Bonds - 12.57%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,535,905	$1,563,750
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,525,368	1,574,197
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,345	1,582,500
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	116,250
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	265,000
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	864,375
B E Aerospace, Inc.	6.875	10/01/20	850,000	867,798	928,625
Calumet Specialty Products Partners L.P.	9.375	05/01/19	1,500,000	1,509,122	1,646,250
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	764,663	794,062
CHC Helicopter SA	9.375	06/01/21	1,500,000	1,500,000	1,492,500
Chemtura Corporation	7.875	09/01/18	500,000	523,681	540,000
Clearwater Paper Corporation	4.500	02/01/23	750,000	742,801	675,000
Commercial Metals Company	4.875	05/15/23	1,500,000	1,503,059	1,350,000
Cooper-Standard Automotive	8.500	05/01/18	750,000	788,980	798,750
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,990	239,063
CVR Refining LLC	6.500	11/01/22	650,000	627,388	631,312
Energy Transfer Equity L.P.	7.500	10/15/20	100,000	100,000	107,000
EP Energy/EP Finance Inc.	9.375	05/01/20	1,000,000	1,015,366	1,125,000
Fidelity National Information	7.875	07/15/20	125,000	125,000	138,135
Halcón Resources Corporation	9.750	07/15/20	1,000,000	1,052,338	1,057,500
Headwaters, Inc.	7.625	04/01/19	850,000	850,186	892,500
Health Management Association	6.125	04/15/16	750,000	765,046	819,375
Huntington Ingalls Industries	7.125	03/15/21	750,000	776,407	808,125
Lennar Corporation	4.750	11/15/22	750,000	738,848	690,000
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	990,000
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,050,000
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	82,031
Neustar, Inc.	4.500	01/15/23	750,000	726,577	673,125
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,327	190,400
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,800
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	962,500
NRG Energy, Inc.	8.500	06/15/19	750,000	770,294	804,375
Nuveen Investments	5.500	09/15/15	1,500,000	1,415,715	1,455,000
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,525,141	1,578,750
Perry Ellis International, Inc.	7.875	04/01/19	750,000	743,605	791,250
Precision Drilling Corporation	6.625	11/15/20	750,000	770,733	793,125
Quebecor Media, Inc.	7.750	03/15/16	570,000	554,184	579,975
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	176,801	179,760

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Interest	Due	Principle		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Thermadyne Holdings Corporation	9.000%	12/15/17	$750,000	$788,168	$808,125
Tomkins, Inc.	9.250	10/01/18	79,000	79,000	86,110
Tronox Finance LLC	6.375	08/15/20	750,000	732,251	742,500
Unit Corporation	6.625	05/15/21	1,000,000	988,772	1,025,000
Venoco, Inc.	8.875	02/15/19	500,000	507,842	503,750
Visteon Corporation	6.750	04/15/19	180,000	180,000	191,250
Total Bonds				33,433,701	34,226,095

Common Stock - 0.32%
Bally Total Fitness Holding Corporation (B) (F)			23	—	—
Chase Packaging Corporation (B)			9,541	—	191
Intrepid Potash, Inc. (B)			365	11,680	5,760
Nortek, Inc. (B)			175	1	12,033
Rue21, Inc. (B)			650	12,350	26,214
Supreme Industries, Inc. (B)			131,371	267,319	834,206
Total Common Stock				291,350	878,404

Total Corporate Public Securities				$33,725,051	$35,104,499

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 3.85%
Florida Power and Light Company	0.140%	10/11/13	$4,000,000	$3,999,844	$3,999,844
Ryder System Inc.	0.250	10/02/13	3,500,000	3,499,976	3,499,976
Southern Carolina Electric and Gas	0.270	10/16/13	3,000,000	2,999,663	2,999,663
Total Short-Term Securities				$10,499,483	$10,499,483

Total Investments	108.73%			$295,893,152	$296,196,621
Other Assets	5.22				14,227,563
Liabilities	(13.95)				(38,005,326)
Total Net Assets	100.00%				$272,418,858

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2013, the value of these securities amounted to $216,053,006 or 79.31% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^	Effective yield at purchase
PIK	Payment-in-kind

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

		BROADCASTING & ENTERTAINMENT - 0.07%
AEROSPACE - 3.38%		Nexstar Broadcasting Group, Inc.	$190,400
A E Company, Inc.	$740,182
AAR Corporation	1,042,500	BUILDINGS & REAL ESTATE - 2.25%
B E Aerospace, Inc.	928,625	Hovnanian Enterprises, Inc.	1,052,500
Merex Holding Corporation	1,801,173	Lennar Corporation	690,000
Visioneering, Inc.	1,957,483	Safway Group Holding LLC/Finance Corporation	507,500
Whitcraft Holdings, Inc.	2,725,878	Sunrise Windows Holding Company	3,330,435
	9,195,841	TruStile Doors, Inc.	539,739
AUTOMOBILE - 8.26%			6,120,174
Accuride Corp	1,563,750	CHEMICAL, PLASTICS & RUBBER - 2.46%
Audatex North America, Inc.	265,000	Capital Specialty Plastics, Inc.	1,230,142
Avis Budget Car Rental	864,375	Cornerstone Chemical Company	785,625
CG Holdings Manufacturing Company	3,105,415	Nicoat Acquisitions LLC	2,364,607
Cooper-Standard Automotive	1,803,750	Omnova Solutions, Inc.	1,578,750
DPL Holding Corporation	3,752,017	Tronox Finance LLC	742,500
Ideal Tridon Holdings, Inc.	479,312		6,701,624
International Automotive Component	1,030,000	CONSUMER PRODUCTS - 10.84%
J A C Holding Enterprises, Inc.	867,639	AMS Holding LLC	3,080,206
Jason Partners Holdings LLC	48,185	Baby Jogger Holdings LLC	3,272,530
K & N Parent, Inc.	4,032,208	Bravo Sports Holding Corporation	2,329,233
Lear Corporation	695,625	Clearwater Paper Corporation	675,000
Meritor, Inc.	1,829,177	Custom Engineered Wheels, Inc.	921,493
Ontario Drive & Gear Ltd.	1,874,110	gloProfessional Holdings, Inc.	2,939,581
Tomkins, Inc.	86,110	Handi Quilter Holding Company	1,903,554
Visteon Corporation	191,250	K N B Holdings Corporation	4,731,932
	22,487,923	Manhattan Beachwear Holding Company	3,398,321
BEVERAGE, DRUG & FOOD - 7.85%		NXP BV/NXP Funding LLC	1,462,500
1492 Acquisition LLC	3,139,769	Perry Ellis International, Inc.	791,250
Eatem Holding Company	3,404,291	R A J Manufacturing Holdings LLC	785,266
F F C Holding Corporation	3,399,122	Tranzonic Companies (The)	3,236,451
Hospitality Mints Holding Company	2,173,282		29,527,317
JMH Investors LLC	2,863,081
Michael Foods, Inc.	82,031
Pinnacle Operating Corporation	358,313
Snacks Parent Corporation	3,048,119
Spartan Foods Holding Company	2,290,631
Specialty Commodities, Inc.	637,295
	21,395,934

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 4.70%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.14%
Chase Packaging Corporation	$191	ADT Corporation	$1,015,000
Flutes, Inc.	1,218,385	A S C Group, Inc.	469,384
P K C Holding Corporation	3,816,548	A W X Holdings Corporation	367,500
P P T Holdings LLC	3,488,015	Advanced Technologies Holdings	1,825,047
Paradigm Packaging, Inc.	1,912,353	Apex Analytix Holding Corporation	2,559,574
Rose City Holding Company	1,541,036	Church Services Holding Company	1,593,280
Vitex Packaging Group, Inc.	830,485	Clough, Harbour and Associates	399,942
	12,807,013	Crane Rental Corporation	2,406,206
DISTRIBUTION - 6.36%		ELT Holding Company	2,990,273
ARI Holding Corporation	3,282,021	Hilton Worldwide Holdings, Inc.	1,002,500
Blue Wave Products, Inc.	1,589,045	Hub International Ltd.	1,001,250
BP SCI LLC	2,980,792	HVAC Holdings, Inc.	3,065,561
Duncan Systems, Inc.	1,035,774	Insurance Claims Management, Inc.	574,999
Signature Systems Holdings Company	2,053,650	Mail Communications Group, Inc.	540,543
Stag Parkway Holding Company	3,101,888	Mustang Merger Corporation	990,000
WP Supply Holding Corporation	3,294,273	Nexeo Solutions LLC	39,800
	17,337,443	Northwest Mailing Services, Inc.	3,183,977
DIVERSIFIED/CONGLOMERATE,		Safety Infrastructure Solutions	2,837,355
MANUFACTURING - 10.17%		Sirius XM Radio Inc.	756,562
A H C Holding Company, Inc.	372,010		27,618,753
Advanced Manufacturing Enterprises LLC	2,779,392	ELECTRONICS - 1.09%
Arrow Tru-Line Holdings, Inc.	1,656,503	Connecticut Electric, Inc.	2,968,627
C D N T, Inc.	1,136,484
EPM Holding Company	1,438,461	FINANCIAL SERVICES - 4.04%
F G I Equity LLC	4,651,612	Ally Financial, Inc.	1,710,834
G C Holdings	1,959,742	Alta Mesa Financial Services	1,582,500
Hi-Rel Group LLC	2,268,446	LBC Tank Terminals Holding Netherlands B.V.	1,321,575
J.B. Poindexter Co., Inc.	1,050,000	Nielsen Finance LLC	962,500
K P H I Holdings, Inc.	808,469	Nuveen Investments	1,455,000
K P I Holdings, Inc.	324,151	REVSpring, Inc.	3,979,043
LPC Holding Company	440,018		11,011,452
MEGTEC Holdings, Inc.	1,067,277
Nortek, Inc.	12,033
O E C Holding Corporation	1,445,456
Postle Aluminum Company LLC	3,404,973
Truck Bodies & Equipment International	2,903,391
	27,718,418

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 5.54%		MEDICAL DEVICES/BIOTECH - 2.48%
American Hospice Management Holding LLC	$3,197,706	Chemtura Corporation	$540,000
CHG Alternative Education Holding Company	3,102,481	Halcón Resources Corporation	1,057,500
GD Dental Services LLC	198,400	Health Management Association	819,375
Healthcare Direct Holding Company	2,101,866	MedSystems Holdings LLC	243,196
Marshall Physicians Services LLC	1,789,495	MicroGroup, Inc.	426,288
SouthernCare Holdings, Inc.	293,877	NT Holding Company	3,309,941
Strata/WLA Holding Corporation	719,361	Precision Wire Holding Company	349,713
Synteract Holdings Corporation	3,386,125		6,746,013
Wheaton Holding Corporation	303,024
	15,092,335
HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS - 2.18%		MINING, STEEL, IRON & NON-PRECIOUS METALS - 1.52%
Connor Sport Court International, Inc.	762,338	Coeur d’Alene Mines Corporation	1,010,000
Home Décor Holding Company	666,304	Commercial Metals Company	1,350,000
Transpac Holding Company	1,329,754	FMG Resources	1,772,500
U-Line Corporation	759,585		4,132,500
U M A Enterprises, Inc.	1,984,024	NATURAL RESOURCES - 0.37%
Wellborn Forest Holding Company	430,313	Arch Coal, Inc.	116,250
	5,932,318	Headwaters, Inc.	892,500
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.50%		Intrepid Potash, Inc.	5,760
MGM Resorts International	1,050,000		1,014,510
Univision Communications, Inc.	311,188
	1,361,188
MACHINERY - 5.20%
ABC Industries, Inc.	1,542,217
Arch Global Precision LLC	3,191,523
E S P Holdco, Inc.	474,193
M V I Holding, Inc.	62,539
Milacron Financial	516,250
Motion Controls Holdings	3,082,000
NetShape Technologies, Inc.	2,777,829
Pacific Consolidated Holdings LLC	79,688
Supreme Industries, Inc.	834,206
Thermadyne Holdings Corporation	808,125
Welltec A/S	798,750
	14,167,320

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 9.53%		TELECOMMUNICATIONS - 1.26%
Calumet Specialty Products Partners L.P.	$1,646,250	All Current Holding Company	$454,965
CVR Refining LLC	631,312	CCO Holdings Capital Corporation	794,062
Energy Transfer Equity L.P.	107,000	Commscope Holdings Inc.	497,500
EP Energy/EP Finance Inc.	1,125,000	Neustar, Inc.	673,125
Forum Energy Technologies	327,031	Sprint Corporation	1,020,000
Hercules Offshore, Inc.	1,000,000		3,439,652
Hilcorp Energy Company	775,750	TRANSPORTATION - 3.30%
Linn Energy, LLC	1,033,750	CHC Helicopter SA	1,492,500
Magnum Hunter Resources Corporation	1,552,500	Huntington Ingalls Industries	808,125
MBWS Ultimate Holdco, Inc.	5,228,521	MNX Holding Company	3,009,529
MEG Energy Corporation	1,006,250	NABCO, Inc.	191,426
Midstates Petro Inc.	987,500	Ryder System Inc.	3,499,976
Oasis Petroleum Inc.	1,055,000		9,001,556
Petroplex Inv Holdings LLC	2,990,966	UTILITIES - 2.27%
Precision Drilling Corporation	793,125	Calpine Corporation	717,187
RKI Inc.	1,005,000	Crosstex Energy L.P.	239,063
Southern Carolina Electric and Gas	2,999,663	Energy Future Holdings	420,000
Suburban Propane Partners, L.P.	179,760	Florida Power and Light Company	3,999,844
Unit Corporation	1,025,000	NRG Energy, Inc.	804,375
Venoco, Inc.	503,750		6,180,469
	25,973,128	WASTE MANAGEMENT/POLLUTION - 1.00%
PHARMACEUTICALS - 0.56%		Torrent Group Holdings, Inc.	2,710,584
CorePharma LLC	504,919
Valeant Pharmaceuticals International	1,007,525
	1,512,444
PUBLISHING/PRINTING - 0.36%		Total Investments - 108.73%	$296,196,621
Newark Group, Inc.	411,497
Quebecor Media, Inc.	579,975
	991,472
RETAIL STORES - 0.27%
Clarie’s Stores, Inc.	708,687
Rue21, Inc.	26,214
	734,901
TECHNOLOGY - 0.78%
Fidelity National Information	138,135
First Data Corporation	965,000
Smart Source Holdings LLC	1,022,177
	2,125,312

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$192,624,579	$—	$34,402,995	$158,221,584
Common Stock - U.S.	23,367,217	—	—	23,367,217
Preferred Stock	14,160,483	—	136,637	14,023,846
Partnerships and LLCs	20,440,360	—	20,440,360
Public Securities
Corporate Bonds	34,226,095	—	34,226,095	—
Common Stock - U.S.	878,404	878,404	—	—
Short-term Securities	10,499,483	—	10,499,483	—
Total	$296,196,621	$878,404	$79,265,210	$216,053,007

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2012	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2013
Restricted Securities
Corporate Bonds	$191,789,043	$(3,895,290)	$24,070,962	$(9,078,854)	$(44,664,277)	$—	$158,221,584
Common Stock - U.S.	18,594,948	5,760,491	1,019,580	(2,007,802)	—	—	23,367,217
Preferred Stock	12,415,845	1,198,514	969,658	(560,171)	—	—	14,023,846
Partnerships and LLCs	15,933,742	3,711,257	1,249,285	(453,924)	—	—	20,440,360
Public Securities
Common Stock	—	2	—	(2)	—	—	—
	$238,733,578	$6,774,974	$27,309,485	$(12,100,753)	$(44,664,277)	$—	$216,053,007

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 27, 2013

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 27, 2013

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.